INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The sources of income before taxes, classified between domestic and foreign entities are as follows:

Pre-tax income	2015	2014	2013
Domestic	$599.6	$758.6	$844.2
Foreign	132.5	68.1	71.4
Total pre-tax income	$732.1	$826.7	$915.6

Provision for Income Tax Expense (Benefit)
The provisions (benefits) for income taxes in the accompanying consolidated statements of operations consist of the following:

	Years Ended December 31,
	2015	2014	2013
Current:
Federal	$218.3	$233.6	$231.6
State	39.8	30.1	29.9
Foreign	69.4	22.7	22.5
	$327.5	$286.4	$284.0
Deferred:
Federal	$(14.1)	$29.1	$55.2
State	(4.2)	3.7	6.1
Foreign	(15.1)	(5.1)	(5.1)
	(33.4)	27.7	56.2
	$294.1	$314.1	$340.2

Schedule of Effective Income Tax Rate Reconciliation
The effective tax rates on earnings before income taxes are reconciled to statutory U.S. income tax rates as follows:

	Years Ended December 31,
	2015	2014	2013
Statutory U.S. rate	35.0%	35.0%	35.0%
State and local income taxes, net of U.S. income tax effect	3.2	2.7	2.6
Foreign earnings taxes at lower rates than the statutory U.S. rate	(1.8)	—	—
One-time restructuring and acquisition items	2.7	—	—
Other	1.1	0.3	(0.4)
Effective rate	40.2%	38.0%	37.2%

Schedule of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	December 31, 2015	December 31, 2014
Deferred tax assets:
Accounts receivable	$13.4	$12.9
Employee compensation and benefits	140.6	110.7
Self insurance reserves	36.9	27.6
Postretirement benefit obligation	7.5	10.2
Acquisition and restructuring reserves	24.5	20.1
Tax loss carryforwards	98.3	69.1
Other	4.3	2.4
	325.5	253.0
Less: valuation allowance	(15.1)	(17.1)
Net deferred tax assets	$310.4	$235.9

Deferred tax liabilities:
Deferred earnings	$(189.5)	$(15.8)
Intangible assets	(979.2)	(496.3)
Property, plant and equipment	(211.9)	(93.5)
Zero-coupon subordinated notes	(87.4)	(92.8)
Currency translation adjustment	(47.3)	(48.7)
Total gross deferred tax liabilities	(1,515.3)	(747.1)
Net deferred tax liabilities	$(1,204.9)	$(511.2)

Reconciliation of Unrecognized Tax Benefits from Uncertain Tax Positions
The following table shows a reconciliation of the unrecognized income tax benefits from uncertain tax positions for the years ended December 31, 2015, 2014 and 2013:

	2015	2014	2013
Balance as of January 1	$16.7	$25.6	$36.4
Increase in reserve for tax positions taken in the current year	4.1	—	1.9
Increase in reserve as a result of acquisition	8.5	—	—
Decrease in reserve as a result of settlements reached with tax authorities	—	—	(4.4)
Decrease in reserve as a result of lapses in the statute of limitations	(5.1)	(8.9)	(8.3)
Balance as of December 31	$24.2	$16.7	$25.6